Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PIA BBB Bond Fund | PIA BBB Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Annual Return [Percent]	8.13%	2.41%	9.19%	(16.09%)	(1.20%)	9.36%	16.49%	(3.03%)	7.16%	7.40%
PIA MBS Bond Fund | PIA MBS Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Annual Return [Percent]	7.82%	0.96%	4.73%	(11.20%)	(1.18%)	3.85%	6.01%	0.75%	2.35%	1.66%
PIA High Yield (MACS) Fund | PIA High Yield (MACS) Fund Managed Account Completion Shares
Prospectus [Line Items]
Annual Return [Percent]	2.34%	11.22%	16.37%	(10.31%)	7.82%	9.04%	11.76%	(1.90%)
PIA Short-Term Securities Fund | PIA Short-Term Securities Fund Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	5.09%	5.22%	5.62%	(1.01%)	(0.02%)	1.85%	3.16%	1.19%	0.95%	1.46%
Institutional Class Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.82%	10.33%	16.53%	(11.16%)	7.37%	8.02%	11.06%	(2.77%)	8.04%	14.51%
Class A Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.82%	10.33%	16.53%	(11.16%)	7.37%	8.02%	11.06%	(2.77%)	8.04%	14.51%